UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08548
Investment Company Act File Number
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	1,500,000	$99,810,000
General Dynamics Corp.	3,250,000	204,132,500
United Technologies Corp.	3,000,000	213,690,000

		$517,632,500

Beverages — 1.1%
PepsiCo, Inc.	2,750,000	$182,710,000

		$182,710,000

Biotechnology — 1.5%
Amgen, Inc.(1)	4,250,000	$234,217,500

		$234,217,500

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	2,100,000	$303,618,000
Northern Trust Corp.(2)	2,000,000	96,480,000

		$400,098,000

Chemicals — 0.6%
Air Products and Chemicals, Inc.(2)	1,250,000	$103,525,000

		$103,525,000

Commercial Banks — 7.8%
Fifth Third Bancorp	12,000,000	$144,360,000
KeyCorp(2)	17,750,000	141,290,000
PNC Financial Services Group, Inc.	6,250,000	324,437,500
U.S. Bancorp(2)	10,500,000	227,010,000
Wells Fargo & Co.	16,250,000	408,362,500

		$1,245,460,000

Commercial Services & Supplies — 0.9%
Waste Management, Inc.(2)	4,250,000	$151,895,000

		$151,895,000

Communications Equipment — 1.0%
Cisco Systems, Inc.(1)	3,500,000	$76,650,000
Telefonaktiebolaget LM Ericsson, Class B	7,500,000	82,251,999

		$158,901,999

Computers & Peripherals — 2.8%
Hewlett-Packard Co.	5,500,000	$231,385,000
International Business Machines Corp.	1,650,000	221,331,000

		$452,716,000

Consumer Finance — 1.4%
American Express Co.	5,250,000	$220,657,500

		$220,657,500

Diversified Financial Services — 4.7%
Bank of America Corp.	27,500,000	$360,525,000
JPMorgan Chase & Co.	10,500,000	399,735,000

		$760,260,000

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	6,750,000	$193,050,000
Verizon Communications, Inc.	5,750,000	187,392,500

		$380,442,500

Security	Shares	Value
Electric Utilities — 1.6%
American Electric Power Co., Inc.	7,000,000	$253,610,000

		$253,610,000

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	5,750,000	$180,952,500
Wal-Mart Stores, Inc.	7,000,000	374,640,000

		$555,592,500

Food Products — 4.0%
Kellogg Co.(2)	3,000,000	$151,530,000
Kraft Foods, Inc., Class A(2)	4,500,000	138,870,000
Nestle SA	6,500,000	346,498,049

		$636,898,049

Health Care Equipment & Supplies — 1.0%
Covidien PLC	4,000,000	$160,760,000

		$160,760,000

Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	3,500,000	$122,885,000

		$122,885,000

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.(2)	3,250,000	$124,182,500
McDonald’s Corp.	4,500,000	335,295,000

		$459,477,500

Household Products — 1.2%
Kimberly-Clark Corp.	3,000,000	$195,150,000

		$195,150,000

Industrial Conglomerates — 2.4%
General Electric Co.	17,000,000	$276,250,000
Tyco International, Ltd.	3,000,000	110,190,000

		$386,440,000

Insurance — 5.2%
Lincoln National Corp.	5,500,000	$131,560,000
MetLife, Inc.	7,500,000	288,375,000
Prudential Financial, Inc.	6,000,000	325,080,000
Travelers Companies, Inc. (The)	1,750,000	91,175,000

		$836,190,000

IT Services — 1.5%
Accenture PLC, Class A	2,000,000	$84,980,000
MasterCard, Inc., Class A	700,000	156,800,000

		$241,780,000

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	2,000,000	$95,760,000

		$95,760,000

Machinery — 1.4%
Caterpillar, Inc.(2)	1,500,000	$118,020,000
PACCAR, Inc.(2)	2,250,000	108,337,500

		$226,357,500

Media — 1.4%
Time Warner Cable, Inc.(2)	2,000,000	$107,980,000
Walt Disney Co. (The)	3,500,000	115,885,000

		$223,865,000

Security	Shares	Value
Metals & Mining — 3.4%
BHP Billiton, Ltd. ADR(2)	2,750,000	$209,880,000
Freeport-McMoRan Copper & Gold, Inc.	2,500,000	213,475,000
United States Steel Corp.(2)	2,750,000	120,560,000

		$543,915,000

Multi-Utilities — 3.6%
PG&E Corp.(2)	4,000,000	$181,680,000
Public Service Enterprise Group, Inc.	5,750,000	190,210,000
Sempra Energy(2)	3,750,000	201,750,000

		$573,640,000

Multiline Retail — 1.1%
Target Corp.	3,250,000	$173,680,000

		$173,680,000

Oil, Gas & Consumable Fuels — 12.3%
Apache Corp.	3,500,000	$342,160,000
ConocoPhillips	6,750,000	387,652,500
Exxon Mobil Corp.	4,900,000	302,771,000
Hess Corp.(2)	4,900,000	289,688,000
Occidental Petroleum Corp.	4,750,000	371,925,000
Peabody Energy Corp.	5,600,000	274,456,000

		$1,968,652,500

Pharmaceuticals — 9.3%
Abbott Laboratories	6,500,000	$339,560,000
Johnson & Johnson	6,500,000	402,740,000
Merck & Co., Inc.	9,500,000	349,695,000
Pfizer, Inc.	23,500,000	403,495,000

		$1,495,490,000

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.(2)	2,000,000	$207,860,000
Boston Properties, Inc.(2)	1,250,000	103,900,000
Vornado Realty Trust	1,750,000	149,677,500

		$461,437,500

Road & Rail — 1.7%
Union Pacific Corp.	3,250,000	$265,850,000

		$265,850,000

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	4,250,000	$81,727,500

		$81,727,500

Software — 1.6%
Microsoft Corp.	7,000,000	$171,430,000
Oracle Corp.	3,500,000	93,975,000

		$265,405,000

Specialty Retail — 2.8%
Best Buy Co., Inc.(2)	3,500,000	$142,905,000
Staples, Inc.(2)	5,250,000	109,830,000
TJX Companies, Inc. (The)(2)	4,400,000	196,372,000

		$449,107,000

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B(2)	5,500,000	$205,865,000

		$205,865,000

Total Common Stocks (identified cost $13,275,522,130)		$15,688,051,048

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$601,857	$601,857,040
Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	253,257	253,257,181

Total Short-Term Investments (identified cost $855,114,221)		$855,114,221

Total Investments — 103.3% (identified cost $14,130,636,351)		$16,543,165,269

Other Assets, Less Liabilities — (3.3)%		$(523,063,227)

Net Assets — 100.0%		$16,020,102,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2010.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2010, the Portfolio loaned securities having a market value of $586,226,325 and received $601,857,040 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 were $1,308,257, $386,468 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,344,544,421

Gross unrealized appreciation	$2,230,844,001
Gross unrealized depreciation	(32,223,153)

Net unrealized appreciation	$2,198,620,848

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,306,129,500	$—		$—	$1,306,129,500
Consumer Staples	1,223,852,500	346,498,049		—	1,570,350,549
Energy	1,968,652,500	—		—	1,968,652,500
Financials	3,924,103,000	—		—	3,924,103,000
Health Care	2,109,112,500	—		—	2,109,112,500
Industrials	1,548,175,000	—		—	1,548,175,000
Information Technology	1,118,278,500	82,251,999		—	1,200,530,499
Materials	647,440,000	—		—	647,440,000
Telecommunication Services	586,307,500	—		—	586,307,500
Utilities	827,250,000	—		—	827,250,000

Total Common Stocks	$15,259,301,000	$428,750,048	*	$—	$15,688,051,048

Short-Term Investments	$—	$855,114,221		$—	$855,114,221

Total Investments	$15,259,301,000	$1,283,864,269		$—	$16,543,165,269

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010